19. Borrowing and financing (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Maturity		The issue aimed at reinforcing the Company's working capital and will mature in July 2020, being remunerated at 104.10% CDI.
Third tranche amount			R$ 2,029,088	R$ 1,663,017
Non-convertible debentures			1,000,000
Banco Nacional de Desenvolvimento Economico e Social [Member]
Disclosure of detailed information about borrowings [line items]
Prepaid of debt			R$ 4,200,000
Maturity			Jul/22
Amount of credit facility					R$ 1,500,000
Third tranche amount	[1]		R$ 240,008	578,312
Finame [Member]
Disclosure of detailed information about borrowings [line items]
Amount of credit facility					R$ 3,900,000
Banco Nacional de Desenvolvimento Economico e Social [Member]
Disclosure of detailed information about borrowings [line items]
Maturity			Jul/22
Description of credit facility			The cost of this line is TLP (Long Term Interest Rate) plus interest of up to 1.44% per year
Third tranche amount	[1]		R$ 374,461	R$ 489,421

[1]	Guaranteed by the holding company TIM Participacoes and collateral of some receivables of the subsidiary.